Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Under the Company’s policies and practices, in general, the Company does not grant equity awards when in possession of material non-public information. While the Company does not have predetermined, fixed dates upon which grants must be made, in general, our broad-based equity awards (including grants to our NEOs) will be granted at approximately the same time each year (early March) following our release of full-year financial results. These grants are generally approved at regularly scheduled LDC Committee meetings or via unanimous written consent executed by the LDC Committee during February each year. Such LDC Committee meetings are generally scheduled at least one year in advance. When equity grants are approved outside of our regular annual cycle (for example, in connection with a new hire, promotion or retention incentive), grants are generally made following the release of our next quarterly financial results.
As a general matter, the LDC Committee does not take material nonpublic information into account when determining the timing and terms of such awards. Due to the grant timing described above, grants are generally made during open trading windows. The grant process and timing described above is used to provide for a routine and regular grant practice regarding annual awards, and in order to make sure that the existence (or lack thereof) of material non-public information is not a material factor in decisions about the timing or size of grants. In this sense, the LDC Committee acts in a neutral manner with respect to the existence (or lack thereof) of material nonpublic information when making grants. Further, the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Under the Company’s policies and practices, in general, the Company does not grant equity awards when in possession of material non-public information. While the Company does not have predetermined, fixed dates upon which grants must be made, in general, our broad-based equity awards (including grants to our NEOs) will be granted at approximately the same time each year (early March) following our release of full-year financial results. These grants are generally approved at regularly scheduled LDC Committee meetings or via unanimous written consent executed by the LDC Committee during February each year. Such LDC Committee meetings are generally scheduled at least one year in advance. When equity grants are approved outside of our regular annual cycle (for example, in connection with a new hire, promotion or retention incentive), grants are generally made following the release of our next quarterly financial results.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
As a general matter, the LDC Committee does not take material nonpublic information into account when determining the timing and terms of such awards. Due to the grant timing described above, grants are generally made during open trading windows. The grant process and timing described above is used to provide for a routine and regular grant practice regarding annual awards, and in order to make sure that the existence (or lack thereof) of material non-public information is not a material factor in decisions about the timing or size of grants. In this sense, the LDC Committee acts in a neutral manner with respect to the existence (or lack thereof) of material nonpublic information when making grants. Further, the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false